SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Accounts receivable, net of provision for doubtful accounts
Reversed allowance for expected credit losses	$ 14,845	$ 2,694,737
Media deposits
Percentage of deposit on guaranteed minimum spend	10.00%
Media deposits	$ 61,532		$ 563,582